Trade payables and others (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Suppliers (excluding payables related to capital expenditures)	€ 20,730	€ 27,936		€ 28,576
Tax and employee-related payables	8,325	6,999		5,661
Other payables	463	1,111		425
Trade payables and others excluding payables related to capital expenditures	29,519	36,047		34,662
Payables related to capital expenditures	20	13,458		56,993
Payables and others	€ 29,539	€ 49,504	[1]	€ 91,655

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.